Expense Example - CHANNING INTRINSIC VALUE SMALL-CAP FUND - Institutional Class	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	769
Expense Example, with Redemption, 5 Years	1,465
Expense Example, with Redemption, 10 Years	$ 3,322